Share-based compensation - RSUs Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted average grant date fair value
Expected to vest at end of the year	$ 19.07	$ 8.83	$ 7.57
Total fair values of RSU vested and recognized as expenses	$ 11,965	$ 6,142	$ 1,331
Service-based RSUs
Number of RSUs
Beginning of the year	634,505	463,546	376,272
Granted	716,265	1,180,295	279,480
Vested	(1,049,007)	(962,606)	(167,833)
Forfeited			(24,373)
End of the year	227,577	634,505	463,546
Expected to vest at end of the year	209,878	620,245	377,507
Forfeited/expired	(74,186)	(46,730)
Weighted average grant date fair value
Beginning of the year	$ 8.11	$ 5.52	$ 8.02
Granted	15.73	7.83	3.79
Vested	11.32	6.55	10.25
Forfeited			7.56
End of the year	17.65	8.11	$ 5.52
Forfeited/expired	$ 12.73	$ 7.26
Restricted Stock Units (RSUs)
Weighted average grant date fair value
Dividend yield	0.00%
Restricted Stock Units (RSUs) | Minimum [Member]
Weighted average grant date fair value
Volatility rate	37.36%
Risk-free interest rate	0.10%
Restricted Stock Units (RSUs) | Maximum
Weighted average grant date fair value
Volatility rate	62.89%
Risk-free interest rate	1.72%
Restricted Stock Units (RSUs) | Employees
Weighted average grant date fair value
Expected future forfeiture rate	1.00%	1.00%	1.00%
Restricted Stock Units (RSUs) | Non-employees
Weighted average grant date fair value
Expected future forfeiture rate	0.00%	0.00%	0.00%